Short-Term Borrowings (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Short Term Borrowings

	Weighted average interest rate		Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2010	2011	2011
Borrowings, principally from banks	0.7%	0.8%	¥23,441	¥24,960	$300,723
Commercial paper	0.2	0.3	52,260	14,967	180,325

			¥75,701	¥39,927	$481,048